Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill Balance
The Company’s goodwill balance consists of the following:

(in ‘000)	Amount

December 31, 2019	$382,247
Measurement period adjustment — Integron	(366)
Currency translation	868

December 31, 2020	$382,749

Currency translation	(787)

December 31, 2021	$381,962

Summary Of Other Intangible Assets
The Company’s other intangible assets consist of the following:

(in ‘000)	Carrying Gross Amount	Accumulated Amortization	Net Carrying Value

Customer relationships	$306,732	$(168,679)	$138,053
Technology	45,983	(37,529)	8,454
Carrier contracts	65,700	(40,488)	25,212
Trademarks	15,733	(9,221)	6,512
Internally developed computer software	59,906	(34,663)	25,243

Total as of December 31, 2021	$494,054	$(290,580)	$203,474

(in ‘000)	Carrying Gross Amount	Accumulated Amortization	Net Carrying Value

Customer relationships	$307,356	$(143,230)	$164,126
Technology	46,229	(33,394)	12,835
Carrier contracts	65,700	(33,918)	31,782
Trademarks	15,828	(7,608)	8,220
Internally developed computer software	45,148	(21,908)	23,240

Total as of December 31, 2020	$480,261	$(240,058)	$240,203

Summary Of Weighted Average Remaining Useful Lives Per Intangible Asset Category

Years
Customer relationships	5.8
Technology	3.1
Carrier contracts	4.0
Trademarks	5.1
Internally developed computer software	4.0

Summary Of The Estimated Amortization Expense
The following table shows the estimated amortization expense for the next five years and thereafter as of December 31, 2021.

Amount
2022	$46,788
2023	43,223
2024	39,132
2025	36,359
2026	22,350
Thereafter	15,622

Total	$203,474